UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02589
Eaton Vance Series Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Tax-Managed Growth Fund 1.0 Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2011
Eaton Vance
Tax-Managed Growth Fund 1.0
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	26
Officers and Trustees	29
Important Notices	30

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2011
Portfolio Managers Duncan W. Richardson, CFA; Lewis R. Piantedosi; Michael A. Allison, CFA; Yana S. Barton, CFA
Performance1

Inception Date: (3/29/66)

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.97
One Year	28.79
Five Years	2.55
Ten Years	2.56

% SEC After-Tax Returns with maximum sales charge[2]

% Return After-Taxes on Distributions

One Year	28.51
Five Years	2.19
Ten Years	2.21

% Return After Taxes on Distributions and Sale of Fund Shares

One Year	19.05
Five Years	2.18
Ten Years	2.15

% Comparative Performance[3]	% Return

S&P 500 Index

Six Months	6.02
One Year	30.69
Five Years	2.94
Ten Years	2.72

Lipper Large-Cap Core Funds Average*

Six Months	5.16
One Year	28.54
Five Years	2.43
Ten Years	2.67

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2011
Fund Profile4

Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

NIKE, Inc., Class B	3.1
PepsiCo, Inc.	3.0
International Business Machines Corp.	3.0
Apache Corp.	2.9
United Technologies Corp.	2.9
Intel Corp.	2.6
Oracle Corp.	2.5
Deere & Co.	2.4
Walt Disney Co. (The)	2.1
Exxon Mobil Corp.	2.1

Total % of net assets	26.6

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

5.	Excludes cash and cash equivalents.
Fund profile subject to change due to active management.
Important Fund Redemption Information: The Fund typically meets redemptions of Fund shares by distributing portfolio securities equal in value to the Fund shares being redeemed. The selection of each security to be distributed in a redemption is in the sole discretion of the Fund’s investment adviser. Settlement of redemptions ordinarily will occur within five business days of the processing of a redemption, provided that all requested delivery information has been provided by the redeeming shareholder.
Redeeming shareholders will be exposed to the risk of fluctuations in the value of the securities distributed by the Fund upon redemptions until the securities are received and/or sold by the shareholder. If portfolio securities distributed to meet a redemption are sold by the redeeming shareholder, the shareholder will incur brokerage commissions or other transaction costs. Shareholders should consult with their financial adviser in connection with a redemption request. Questions concerning redemptions may be directed to the Eaton Vance Exchange Fund Servicing Team at 1-866-910-2425.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning	Ending	Expenses Paid	Annualized
Account Value	Account Value	During Period*	Expense
(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
$1,000.00	$1,049.70	$2.49	0.49%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,022.40	$2.46	0.49%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $311,170,461)	$662,612,096

Total assets	$662,612,096

Liabilities

Payable for Fund shares redeemed	$6,049,184
Payable to affiliates:
Trustees’ fees	125
Accrued expenses	25,036

Total liabilities	$6,074,345

Net Assets	$656,537,751

Sources of Net Assets

Paid-in capital	$385,788,119
Accumulated net realized loss from Portfolio	(61,283,836)
Accumulated undistributed net investment income	101,005
Net unrealized appreciation from Portfolio	351,441,635
Accumulated federal tax on undistributed net realized long-term capital gain, paid on behalf of the shareholders	(19,509,172)

Total	$656,537,751

Net Asset Value and Redemption Price Per Share

($656,537,751 ÷ 1,179,591 shares of beneficial interest outstanding)	$556.58

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends and other income allocated from Portfolio (net of foreign taxes, $184,734)	$6,412,717
Interest allocated from Portfolio	4,850
Expenses allocated from Portfolio	(1,576,554)

Total investment income from Portfolio	$4,841,013

Expenses

Trustees’ fees and expenses	$250
Custodian fee	23,768
Transfer and dividend disbursing agent fees	13,392
Audit and tax services	10,196
Printing and postage	7,861
Miscellaneous	3,854

Total expenses	$59,321

Net investment income	$4,781,692

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions(1)	$22,075,126
Foreign currency transactions	4,080

Net realized gain	$22,079,206

Change in unrealized appreciation (depreciation) —
Investments	$5,051,924
Foreign currency	10,357

Net change in unrealized appreciation (depreciation)	$5,062,281

Net realized and unrealized gain	$27,141,487

Net increase in net assets from operations	$31,923,179

(1)	Includes $22,626,300 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$4,781,692	$8,790,016
Net realized gain from investment transactions and foreign currency transactions	22,079,206	61,669,829
Net change in unrealized appreciation (depreciation) from investments and foreign currency	5,062,281	5,213,034

Net increase in net assets from operations	$31,923,179	$75,672,879

Distributions to shareholders —
From net investment income	$(4,723,551)	$(8,989,167)

Total distributions to shareholders	$(4,723,551)	$(8,989,167)

Transactions in shares of beneficial interest —
Net asset value of shares issued to shareholders in payment of distributions declared	$1,124,794	$2,342,881
Cost of shares redeemed	(26,078,057)	(54,578,439)

Net decrease in net assets from Fund share transactions	$(24,953,263)	$(52,235,558)

Net increase in net assets	$2,246,365	$14,448,154

Net Assets

At beginning of period	$654,291,386	$639,843,232

At end of period	$656,537,751	$654,291,386

Accumulated undistributed net investment income included in net assets

At end of period	$101,005	$42,864

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$534.250		$480.560	$402.280	$613.190	$603.370	$546.870

Income (Loss) From Operations

Net investment income	$4.001		$7.001	$7.717	$9.700	$9.568	$8.023
Net realized and unrealized gain (loss)	22.279		53.839	84.959	(208.748)	18.969	66.019

Total income (loss) from operations	$26.280		$60.840	$92.676	$(199.048)	$28.537	$74.042

Less Distributions

From net investment income	$(3.950)		$(7.150)	$(7.700)	$(9.500)	$(9.600)	$(8.030)
From net realized gain	—		—	(6.696)	(2.362)	(9.117)	(9.512)

Total distributions	$(3.950)		$(7.150)	$(14.396)	$(11.862)	$(18.717)	$(17.542)

Net asset value — End of period	$556.580		$534.250	$480.560	$402.280	$613.190	$603.370

Total Return(1)	4.97	%(2)	12.78%	23.35%	(32.75)%	4.75%	13.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$656,538		$654,291	$639,843	$596,767	$1,007,067	$1,032,593
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	0.49	%(5)	0.49%	0.50%	0.47%	0.46%	0.46%
Net investment income	1.45	%(5)	1.42%	1.83%	1.83%	1.52%	1.38%
Portfolio Turnover of the Tax-Managed Growth Portfolio	2	%(2)	2%	3%	3%	6%	7%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Not annualized.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) is a diversified series of the Eaton Vance Series Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (7.4% at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Although the Fund intends to distribute net realized long-term gains to shareholders each year, the Fund reserves the right to designate such gains as undistributed and pay the federal tax thereon on behalf of shareholders. The Fund records a provision for such tax on the last day of its fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $3,324,937 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital loss carryovers, if any, created after December 31, 2010.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $1,489 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $232,513 and $24,296,544, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of common stock as the result of redemptions in-kind of $19,604,246.

5 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010

Issued to shareholders electing to receive payments of distributions in Fund shares	2,063	4,723
Redemptions	(47,171)	(111,473)

Net decrease	(45,108)	(106,750)

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 4.5%

Boeing Co. (The)	969,567	$71,680,088
General Dynamics Corp.	473,021	35,249,525
Honeywell International, Inc.	290,022	17,282,411
Huntington Ingalls Industries, Inc.(1)	7,222	249,159
Lockheed Martin Corp.	19,800	1,603,206
Northrop Grumman Corp.	43,336	3,005,352
Precision Castparts Corp.	4,749	781,923
Raytheon Co.	53,403	2,662,139
Rockwell Collins, Inc.	166,153	10,249,979
Textron, Inc.	33,277	785,670
United Technologies Corp.	2,975,135	263,329,199

		$406,878,651

Air Freight & Logistics — 1.1%

C.H. Robinson Worldwide, Inc.	2,207	$174,000
FedEx Corp.	567,786	53,854,502
United Parcel Service, Inc., Class B	582,775	42,501,781

		$96,530,283

Auto Components — 0.3%

Johnson Controls, Inc.	748,121	$31,166,721

		$31,166,721

Automobiles — 0.0%(2)

Daimler AG	17,284	$1,302,522
Harley-Davidson, Inc.	800	32,776

		$1,335,298

Beverages — 5.4%

Brown-Forman Corp., Class A	193,116	$13,904,352
Brown-Forman Corp., Class B	131,607	9,829,727
Coca-Cola Co. (The)	2,700,790	181,736,159
Coca-Cola Enterprises, Inc.	31,501	919,199
Molson Coors Brewing Co., Class B	186,000	8,321,640
PepsiCo, Inc.	3,865,685	272,260,195

		$486,971,272

Biotechnology — 1.9%

Amgen, Inc.(1)	2,824,659	$164,818,853
Biogen Idec, Inc.(1)	3,543	378,817
Gilead Sciences, Inc.(1)	246,207	10,195,432

		$175,393,102

Capital Markets — 4.1%

Ameriprise Financial, Inc.	289,681	$16,708,800
Bank of New York Mellon Corp. (The)	860,956	22,057,693
Charles Schwab Corp. (The)	718,360	11,817,022
E*TRADE Financial Corp.(1)	4,593	63,383
Franklin Resources, Inc.	539,468	70,826,754
Goldman Sachs Group, Inc. (The)	557,466	74,193,150
Legg Mason, Inc.	96,941	3,175,787
Morgan Stanley	2,564,015	58,997,985
Northern Trust Corp.	709,098	32,590,144
State Street Corp.	759,119	34,228,676
T. Rowe Price Group, Inc.	492,243	29,701,943
UBS AG(1)	29,488	538,451
Waddell & Reed Financial, Inc., Class A	273,635	9,946,632

		$364,846,420

Chemicals — 1.5%

Air Products and Chemicals, Inc.	7,660	$732,143
Ashland, Inc.	30,391	1,963,866
Dow Chemical Co. (The)	152,627	5,494,572
E.I. Du Pont de Nemours & Co.	926,633	50,084,514
Ecolab, Inc.	380,814	21,470,293
Monsanto Co.	492,901	35,755,039
PPG Industries, Inc.	109,400	9,932,426
Sigma-Aldrich Corp.	106,716	7,830,820

		$133,263,673

Commercial Banks — 2.8%

Bank of Montreal	33,047	$2,100,137
BB&T Corp.	909,195	24,402,794
Comerica, Inc.	209,267	7,234,360
Fifth Third Bancorp	978,637	12,477,622
HSBC Holdings PLC	220,592	2,193,762
HSBC Holdings PLC ADR	35,973	1,784,980
KeyCorp	111,426	928,179
M&T Bank Corp.	17,293	1,520,919
Marshall & Ilsley Corp.	157,890	1,258,383
PNC Financial Services Group, Inc.	131,883	7,861,546
Regions Financial Corp.	250,097	1,550,601
Royal Bank of Canada	148,562	8,472,491
Societe Generale	484,526	28,696,542
SunTrust Banks, Inc.	269,585	6,955,293
Synovus Financial Corp.	10,960	22,797
Toronto-Dominion Bank	17,915	1,520,983
Trustmark Corp.	102,713	2,404,511
U.S. Bancorp	2,650,227	67,607,291

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)

Wells Fargo & Co.	2,629,963	$73,796,762
Zions Bancorporation	63,405	1,522,354

		$254,312,307

Commercial Services & Supplies — 0.1%

Cintas Corp.	57,667	$1,904,741
Pitney Bowes, Inc.	15,870	364,851
Waste Management, Inc.	108,828	4,056,020

		$6,325,612

Communications Equipment — 3.2%

Cisco Systems, Inc.	3,983,030	$62,175,098
Juniper Networks, Inc.(1)	459,780	14,483,070
Motorola Mobility Holdings, Inc.(1)	56,878	1,253,591
Motorola Solutions, Inc.(1)	52,150	2,400,986
Nokia Oyj ADR	192	1,233
Qualcomm, Inc.	3,139,942	178,317,306
Telefonaktiebolaget LM Ericsson, Class B ADR	1,750,000	25,165,000

		$283,796,284

Computers & Peripherals — 3.6%

Apple, Inc.(1)	389,406	$130,711,912
Dell, Inc.(1)	3,921,661	65,374,089
EMC Corp.(1)	2,586,992	71,271,630
Hewlett-Packard Co.	938,911	34,176,360
Lexmark International, Inc., Class A(1)	9,624	281,598
NetApp, Inc.(1)	417,589	22,040,348

		$323,855,937

Construction Materials — 0.0%(2)

Vulcan Materials Co.	22,102	$851,590

		$851,590

Consumer Finance — 0.8%

American Express Co.	857,702	$44,343,193
Capital One Financial Corp.	80,225	4,145,226
Discover Financial Services	830,375	22,212,531
SLM Corp.	10,200	171,462

		$70,872,412

Distributors — 0.1%

Genuine Parts Co.	188,424	$10,250,266

		$10,250,266

Diversified Consumer Services — 0.0%(2)

Apollo Group, Inc., Class A(1)	10,812	$472,268
Ascent Media Corp., Class A(1)	755	39,993
H&R Block, Inc.	22,181	355,783

		$868,044

Diversified Financial Services — 2.0%

Bank of America Corp.	2,419,002	$26,512,262
CBOE Holdings, Inc.	40,000	984,000
Citigroup, Inc.	4,842	201,621
CME Group, Inc.	22,581	6,584,394
ING Groep NV ADR(1)	191,170	2,364,773
IntercontinentalExchange, Inc.(1)	13,162	1,641,433
JPMorgan Chase & Co.	3,239,895	132,641,301
Moody’s Corp.	179,602	6,887,736

		$177,817,520

Diversified Telecommunication Services — 0.4%

AT&T, Inc.	396,050	$12,439,930
CenturyLink, Inc.	4,871	196,935
Deutsche Telekom AG ADR	50,092	782,938
Frontier Communications Corp.	33,312	268,828
Telefonos de Mexico SA de CV ADR	283,026	4,669,929
Verizon Communications, Inc.	380,097	14,151,011
Windstream Corp.	70,866	918,423

		$33,427,994

Electric Utilities — 0.0%(2)

Duke Energy Corp.	47,340	$891,412
Exelon Corp.	9,202	394,214
Southern Co.	68,451	2,764,051

		$4,049,677

Electrical Equipment — 1.4%

Emerson Electric Co.	2,036,237	$114,538,331
Rockwell Automation, Inc.	125,000	10,845,000

		$125,383,331

Electronic Equipment, Instruments & Components — 0.6%

Corning, Inc.	2,838,521	$51,519,156
Flextronics International, Ltd.(1)	161,054	1,033,967
TE Connectivity, Ltd.	9,230	339,295

		$52,892,418

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services — 1.9%

Baker Hughes, Inc.	136,681	$9,917,573
Halliburton Co.	1,036,351	52,853,901
Schlumberger, Ltd.	1,162,209	100,414,858
Transocean, Ltd.	75,667	4,885,061

		$168,071,393

Food & Staples Retailing — 2.8%

Costco Wholesale Corp.	873,262	$70,943,805
CVS Caremark Corp.	1,456,683	54,742,147
Kroger Co. (The)	35,843	888,906
Safeway, Inc.	114,827	2,683,507
Sysco Corp.	441,438	13,764,037
Wal-Mart Stores, Inc.	1,910,219	101,509,038
Walgreen Co.	222,463	9,445,779

		$253,977,219

Food Products — 3.1%

Archer-Daniels-Midland Co.	1,490,873	$44,949,821
Campbell Soup Co.	54,780	1,892,649
ConAgra Foods, Inc.	1,631	42,096
General Mills, Inc.	40,967	1,524,792
H.J. Heinz Co.	7,500	399,600
Hershey Co. (The)	504,765	28,695,890
Kraft Foods, Inc., Class A	198,757	7,002,209
McCormick & Co., Inc.	10,600	525,442
Nestle SA	2,750,000	171,128,351
Sara Lee Corp.	1,288,899	24,476,192
Unilever NV	4,636	152,293

		$280,789,335

Health Care Equipment & Supplies — 1.0%

Bard (C.R.), Inc.	25,000	$2,746,500
Baxter International, Inc.	218,222	13,025,671
Becton, Dickinson and Co.	63,708	5,489,718
Boston Scientific Corp.(1)	36,529	252,415
CareFusion Corp.(1)	108,138	2,938,109
Covidien PLC	191,537	10,195,515
Medtronic, Inc.	699,450	26,949,809
St. Jude Medical, Inc.	66,365	3,164,283
Stryker Corp.	131,368	7,709,988
Zimmer Holdings, Inc.(1)	225,425	14,246,860

		$86,718,868

Health Care Providers & Services — 0.9%

AmerisourceBergen Corp.	473,884	$19,618,798
Cardinal Health, Inc.	186,462	8,469,104
CIGNA Corp.	58,467	3,006,958
Express Scripts, Inc.(1)	281,972	15,220,848
Henry Schein, Inc.(1)	299,980	21,475,568
McKesson Corp.	3,166	264,836
Medco Health Solutions, Inc.(1)	133,872	7,566,445
PharMerica Corp.(1)	10,313	131,594
UnitedHealth Group, Inc.	83,696	4,317,040
WellPoint, Inc.	53,673	4,227,822

		$84,299,013

Hotels, Restaurants & Leisure — 2.4%

Carnival Corp.	533,768	$20,085,690
International Game Technology	459,500	8,078,010
Interval Leisure Group, Inc.(1)	5,349	73,228
Marriott International, Inc., Class A	401,544	14,250,797
McDonald’s Corp.	860,566	72,562,925
Starbucks Corp.	2,360,488	93,215,671
Yum! Brands, Inc.	210,518	11,629,014

		$219,895,335

Household Durables — 0.2%

D.R. Horton, Inc.	417,028	$4,804,162
Fortune Brands, Inc.	117,078	7,466,064
Leggett & Platt, Inc.	263,428	6,422,375
Newell Rubbermaid, Inc.	37,838	597,084

		$19,289,685

Household Products — 1.6%

Clorox Co. (The)	27,272	$1,839,224
Colgate-Palmolive Co.	587,754	51,375,577
Kimberly-Clark Corp.	520,234	34,626,775
Procter & Gamble Co.	872,555	55,468,321

		$143,309,897

Independent Power Producers & Energy Traders — 0.0%(2)

AES Corp. (The)(1)	93,180	$1,187,113

		$1,187,113

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 2.1%

3M Co.	842,439	$79,905,339
General Electric Co.	5,620,681	106,006,044
Tyco International, Ltd.	22,764	1,125,224

		$187,036,607

Insurance — 2.7%

Aegon NV ADR(1)	5,088,862	$34,604,262
Aflac, Inc.	116,818	5,453,064
Allstate Corp. (The)	60,964	1,861,231
AON Corp.	25,900	1,328,670
Berkshire Hathaway, Inc., Class A(1)	623	72,333,415
Berkshire Hathaway, Inc., Class B(1)	939,968	72,744,123
Chubb Corp.	24,930	1,560,867
Cincinnati Financial Corp.	135,528	3,954,707
Hartford Financial Services Group, Inc.	10,762	283,794
Manulife Financial Corp.	65,344	1,153,975
Marsh & McLennan Cos., Inc.	24,256	756,545
Old Republic International Corp.	1	12
Progressive Corp.	1,151,822	24,625,954
Torchmark Corp.	252,479	16,194,003
Travelers Companies, Inc. (The)	76,466	4,464,085

		$241,318,707

Internet & Catalog Retail — 0.1%

Amazon.com, Inc.(1)	41,282	$8,441,756
HSN, Inc.(1)	1	33

		$8,441,789

Internet Software & Services — 1.7%

Akamai Technologies, Inc.(1)	200,000	$6,294,000
AOL, Inc.(1)	27,060	537,412
eBay, Inc.(1)	1,260,217	40,667,203
Google, Inc., Class A(1)(3)	3,500	1,771,591
Google, Inc., Class A(1)	203,296	102,945,028
IAC/InterActiveCorp(1)	13,368	510,256
VeriSign, Inc.	14,758	493,803

		$153,219,293

IT Services — 5.9%

Accenture PLC, Class A	2,738,000	$165,429,960
Automatic Data Processing, Inc.	1,314,993	69,273,831
Broadridge Financial Solutions, Inc.	10,202	245,562
Fidelity National Information Services, Inc.	63,590	1,957,936
Fiserv, Inc.(1)	41,411	2,593,571
International Business Machines Corp.	1,567,550	268,913,203
Paychex, Inc.	756,046	23,225,733
Total System Services, Inc.	32,405	602,085
Western Union Co.	54,638	1,094,399

		$533,336,280

Leisure Equipment & Products — 0.0%(2)

Mattel, Inc.	22,565	$620,312

		$620,312

Life Sciences Tools & Services — 0.3%

Agilent Technologies, Inc.(1)	453,887	$23,198,165
Thermo Fisher Scientific, Inc.(1)	18,700	1,204,093

		$24,402,258

Machinery — 3.6%

Caterpillar, Inc.	121,835	$12,970,554
Danaher Corp.	43,144	2,286,201
Deere & Co.	2,623,301	216,291,168
Dover Corp.	383,990	26,034,522
Illinois Tool Works, Inc.	1,203,805	68,002,944
Parker Hannifin Corp.	30,763	2,760,672
WABCO Holdings, Inc.(1)	1,156	79,833

		$328,425,894

Media — 3.1%

CBS Corp., Class B	68,701	$1,957,291
Comcast Corp., Class A	201,884	5,115,741
Comcast Corp., Special Class A	1,732,498	41,978,427
DIRECTV, Class A(1)	20,703	1,052,126
Discovery Communications, Inc., Class A(1)	7,555	309,453
Discovery Communications, Inc., Class C(1)	7,555	276,135
Gannett Co., Inc.	5,643	80,808
Liberty Media Corp. - Capital, Class A(1)	5,175	443,756
Liberty Media Corp. - Starz, Series A(1)	3,022	227,375
McGraw-Hill Cos., Inc. (The)	86,290	3,616,414
News Corp., Class A	97	1,717
Omnicom Group, Inc.	112,077	5,397,628
Time Warner Cable, Inc.	94,401	7,367,054
Time Warner, Inc.	367,299	13,358,665
Viacom, Inc., Class B	77,467	3,950,817
Walt Disney Co. (The)	4,876,592	190,382,152

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media (continued)

Washington Post Co., Class B	1,500	$628,425
WPP PLC ADR	18,396	1,154,349

		$277,298,333

Metals & Mining — 0.4%

Alcoa, Inc.	52,760	$836,774
Freeport-McMoRan Copper & Gold, Inc.	450,000	23,805,000
Nucor Corp.	230,000	9,480,600

		$34,122,374

Multiline Retail — 0.9%

Macy’s, Inc.	26,301	$769,041
Sears Holdings Corp.(1)	410	29,290
Target Corp.	1,766,758	82,878,618

		$83,676,949

Oil, Gas & Consumable Fuels — 8.3%

Anadarko Petroleum Corp.	1,468,869	$112,750,385
Apache Corp.	2,144,112	264,561,980
BP PLC ADR	198,683	8,799,670
Chevron Corp.	614,229	63,167,310
ConocoPhillips	346,879	26,081,832
Devon Energy Corp.	568,727	44,821,375
Exxon Mobil Corp.	2,277,592	185,350,437
Hess Corp.	224,579	16,789,526
Marathon Oil Corp.	175,831	9,262,777
Murphy Oil Corp.	78,679	5,166,063
Royal Dutch Shell PLC ADR, Class A	76,110	5,413,704
Royal Dutch Shell PLC ADR, Class B	9,594	688,370
Spectra Energy Corp.	8,313	227,859
Williams Cos., Inc.	2,000	60,500

		$743,141,788

Paper & Forest Products — 0.0%(2)

Neenah Paper, Inc.	975	$20,748

		$20,748

Personal Products — 0.0%(2)

Estee Lauder Cos., Inc. (The), Class A	13,035	$1,371,152

		$1,371,152

Pharmaceuticals — 8.3%

Abbott Laboratories	3,104,923	$163,381,048
Allergan, Inc.	81,962	6,823,337
Bristol-Myers Squibb Co.	1,500,706	43,460,446
Eli Lilly & Co.	1,480,633	55,568,157
GlaxoSmithKline PLC ADR	459,388	19,707,745
Hospira, Inc.(1)	18,399	1,042,487
Johnson & Johnson	2,578,829	171,543,705
Merck & Co., Inc.	1,496,585	52,814,485
Novo Nordisk A/S ADR	249,848	31,300,957
Pfizer, Inc.	6,024,802	124,110,921
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	80,618,343

		$750,371,631

Real Estate Investment Trusts (REITs) — 0.0%

Weyerhaeuser Co.	11,615	$253,904

		$253,904

Road & Rail — 0.2%

Norfolk Southern Corp.	24,192	$1,812,706
Union Pacific Corp.	132,257	13,807,631

		$15,620,337

Semiconductors & Semiconductor Equipment — 3.9%

Analog Devices, Inc.	560,289	$21,929,711
Applied Materials, Inc.	1,065,614	13,863,638
Broadcom Corp., Class A(1)	897,422	30,189,276
Cypress Semiconductor Corp.(1)	52,742	1,114,966
Intel Corp.	10,405,112	230,577,282
KLA-Tencor Corp.	141,604	5,732,130
Linear Technology Corp.	123,388	4,074,272
Maxim Integrated Products, Inc.	223,099	5,702,410
NVIDIA Corp.(1)	284,500	4,533,508
Texas Instruments, Inc.	897,287	29,457,932
Verigy, Ltd.(1)	284	4,252
Xilinx, Inc.	23,107	842,712

		$348,022,089

Software — 3.8%

Activision Blizzard, Inc.	846,350	$9,885,368
Adobe Systems, Inc.(1)	409,776	12,887,455
CA, Inc.	45,408	1,037,119
Citrix Systems, Inc.(1)	10,439	835,120
Microsoft Corp.	3,224,770	83,844,020
Oracle Corp.	6,883,206	226,526,310
Symantec Corp.(1)	163,117	3,216,667

		$338,232,059

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 2.5%

Best Buy Co., Inc.	148,536	$4,665,516
Gap, Inc. (The)	89,138	1,613,398
Home Depot, Inc.	2,985,981	108,152,232
Limited Brands, Inc.	41,877	1,610,171
Lowe’s Companies, Inc.	663,831	15,473,900
Staples, Inc.	192,930	3,048,294
TJX Companies, Inc. (The)	1,701,405	89,374,804

		$223,938,315

Textiles, Apparel & Luxury Goods — 3.1%

Coach, Inc.	10,800	$690,444
Hanesbrands, Inc.(1)	198,503	5,667,261
NIKE, Inc., Class B	3,058,444	275,198,791
VF Corp.	12,000	1,302,720

		$282,859,216

Thrifts & Mortgage Finance — 0.0%(2)

Tree.com, Inc.(1)	13,436	$68,792

		$68,792

Tobacco — 0.2%

Altria Group, Inc.	209,275	$5,526,953
Philip Morris International, Inc.	255,585	17,065,410

		$22,592,363

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	30,500	$1,643,340
Sprint Nextel Corp.(1)	135,160	728,513
Vodafone Group PLC ADR	182,074	4,865,017

		$7,236,870

Total Common Stocks
(identified cost $6,128,518,374)		$8,904,254,730

Preferred Stocks — 0.0%(2)

Security	Shares	Value

Commercial Banks — 0.0%(2)

Wells Fargo & Co.	166	$33

Total Preferred Stocks
(identified cost $4,929)		$33

Rights — 0.0%(2)

Security	Shares	Value

Pharmaceuticals — 0.0%(2)

Sanofi SA, Exp. 12/31/20(1)	6,984	$16,832

Total Rights
(identified cost $16,440)		$16,832

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$75,917	$75,917,265

Total Short-Term Investments
(identified cost $75,917,265)		$75,917,265

Total Investments — 99.7%
(identified cost $6,204,457,008)		$8,980,188,860

Other Assets, Less Liabilities — 0.3%		$25,292,186

Net Assets — 100.0%		$9,005,481,046

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security subject to restrictions on resale (see Note 5).

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2011 was $61,506.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value (identified cost, $6,128,539,743)	$8,904,271,595
Affiliated investments, at value (identified cost, $75,917,265)	75,917,265
Dividends receivable	10,386,015
Interest receivable from affiliated investment	6,928
Receivable for investments sold	43,791,077
Tax reclaims receivable	1,850,518

Total assets	$9,036,223,398

Liabilities

Payable for investments purchased	$27,017,090
Payable to affiliates:
Investment adviser fee	3,343,097
Trustees’ fees	12,625
Accrued expenses	369,540

Total liabilities	$30,742,352

Net Assets applicable to investors’ interest in Portfolio	$9,005,481,046

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$6,229,446,164
Net unrealized appreciation	2,776,034,882

Total	$9,005,481,046

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $2,536,070)	$88,010,042
Interest allocated from affiliated investment	66,619
Expenses allocated from affiliated investment	(5,113)

Total investment income	$88,071,548

Expenses

Investment adviser fee	$20,846,306
Trustees’ fees and expenses	25,250
Custodian fee	613,404
Audit and tax services	49,223
Miscellaneous	101,948

Total expenses	$21,636,131

Deduct —
Reduction of custodian fee	$48

Total expense reductions	$48

Net expenses	$21,636,083

Net investment income	$66,435,465

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions(1)	$123,239,764
Investment transactions allocated from affiliated investment	2,291
Foreign currency transactions	56,099

Net realized gain	$123,298,154

Change in unrealized appreciation (depreciation) —
Investments	$251,408,712
Foreign currency	141,670

Net change in unrealized appreciation (depreciation)	$251,550,382

Net realized and unrealized gain	$374,848,536

Net increase in net assets from operations	$441,284,001

(1)	Includes $129,920,672 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$66,435,465	$127,596,430
Net realized gain from investment transactions and foreign currency transactions	123,298,154	232,540,068
Net change in unrealized appreciation (depreciation) from investments and foreign currency	251,550,382	705,390,449

Net increase in net assets from operations	$441,284,001	$1,065,526,947

Capital transactions —
Contributions	$60,796,923	$175,936,921
Withdrawals	(541,817,095)	(1,675,725,915)

Net decrease in net assets from capital transactions	$(481,020,172)	$(1,499,788,994)

Net decrease in net assets	$(39,736,171)	$(434,262,047)

Net Assets

At beginning of period	$9,045,217,217	$9,479,479,264

At end of period	$9,005,481,046	$9,045,217,217

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.47%	0.45%	0.44%	0.45%
Net investment income	1.46	%(2)	1.43%	1.86%	1.84%	1.52%	1.39%
Portfolio Turnover	2	%(3)	2%	3%	3%	6%	7%

Total Return	4.94	%(3)	12.86%	23.32%	(32.76)%	4.72%	13.69%

Net assets, end of period (000’s omitted)	$9,005,481		$9,045,217	$9,479,479	$10,602,743	$19,864,161	$20,387,292

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 7.4%, 14.3%, 5.7%, and 1.5% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held 71.2% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance
Tax-Managed Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee amounted to $20,846,306.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Eaton Vance
Tax-Managed Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $122,967,117 and $57,298,969, respectively, for the six months ended June 30, 2011. In addition, investors contributed securities with a value of $18,120,479 and investments having an aggregate market value of $476,983,648 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,022,040,707

Gross unrealized appreciation	$6,958,167,861
Gross unrealized depreciation	(19,708)

Net unrealized appreciation	$6,958,148,153

5 Restricted Securities

At June 30, 2011, the Portfolio owned the following securities (representing 0.02% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of	Eligible
Common Stocks	Acquisition	for Resale	Shares	Cost	Value

Google, Inc., Class A	11/23/10	7/16/11	3,500	$4,235	$1,771,591

Total Restricted Securities				$4,235	$1,771,591

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,159,640,262	$—		$—	$1,159,640,262
Consumer Staples	1,017,882,886	171,128,351		—	1,189,011,237
Energy	911,213,181	—		—	911,213,181
Financials	1,078,599,760	30,890,304		—	1,109,490,064
Health Care	1,121,184,872	—		—	1,121,184,872
Industrials	1,166,200,715	—		—	1,166,200,715
Information Technology	2,031,582,768	1,771,592		—	2,033,354,360
Materials	168,258,385	—		—	168,258,385
Telecommunication Services	40,664,864	—		—	40,664,864
Utilities	5,236,790	—		—	5,236,790

Total Common Stocks	$8,700,464,483	$203,790,247	*	$—	$8,904,254,730

Preferred Stocks	33	—		—	33
Rights	16,832	—		—	16,832
Short-Term Investments	—	75,917,265		—	75,917,265

Total Investments	$8,700,481,348	$279,707,512		$—	$8,980,188,860

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.0

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157-8/11	TGSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: August 11, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: August 11, 2011

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date: August 11, 2011